Employee benefits (Schedule Of Retirement Plan Costs) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits and Share-based Compensation [Abstract]
Defined contribution plans	€ 2,563	€ 5,277	€ 16,952
Multi-employer plans	1,220	1,274	1,420
Defined benefit plans	379	988	2,779
Total retirement plan costs	€ 4,162	€ 7,539	€ 21,151